Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of options

	For the years ended December 31,
	2018	2019	2020
Risk-free interest rates	2.97%-3.13%	1.50%-2.90%	0.62%-1.13%
Expected volatility	46.23%-48.63%	43.52%-57.59%	43.89%-46.68%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.80	2.80	2.80
Post-vesting forfeit rate	0%	0%	0%
Fair value of underlying ordinary shares	$1.5146-$5.7400	$4.8550-$8.9875	$8.9450-$34.1350
Fair value of share option	$1.5091-$5.7335	$4.8485-$8.9810	$8.9385-$34.1285

Schedule of recognized share-based compensation expenses

	For the years ended
	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Costs of revenues	3,488	23,835	32,291	4,949
Sales and marketing expenses	405,805	860,862	1,093,547	167,593
General and administrative expenses i)	6,296,186	786,641	966,985	148,197
Research and development	136,094	886,368	1,520,220	232,984
	6,841,573	2,557,706	3,613,043	553,723

i)     In April 2018, the Company issued 254,473,500 Class A ordinary shares to a company controlled by Mr. Zheng Huang, the founder, at the par value of US$0.000005 per share pursuant to a shareholders’ resolution. The difference between the par value and estimated fair value of ordinary shares on the grant date was recorded as a one-time share-based compensation expense of RMB5,953,717 in general and administration expenses. No such transaction took place during the years ended December 31, 2019 and 2020.

RSU
Share-Based Compensation
Schedule of Group's share-based compensation activities

		Weighted
	Number of	average grant
	RSUs	date fair value
		US$
Outstanding as of January 1, 2018	—	—
Granted	8,295,240	6.2519
Outstanding as of January 1, 2019	8,295,240	6.2519
Granted	36,409,188	6.7698
Vested	(567,636)	6.9225
Forfeited	(2,761,724)	6.4514
Outstanding as of December 31, 2019	41,375,068	6.6855
Granted	11,133,740	16.6133
Vested	(4,950,492)	5.2263
Forfeited	(3,737,860)	8.4385
Outstanding as of December 31, 2020	43,820,456	9.1088

Stock option
Share-Based Compensation
Schedule of Group's share-based compensation activities

					Weighted
		Weighted	Weighted		average
		average	average	Aggregate	remaining
	Number of	exercise	grant date	intrinsic	contractual
	share options	price	fair value	value	term
		US$	US$	US$	Years
Outstanding as of January 1,2018	272,442,860	0.0065	0.0706	144,258	8.57
Granted	359,390,000	0.0065	3.6289
Forfeited	(2,240,000)	0.0065	2.5006
Outstanding as of December 31, 2018	629,592,860	0.0065	2.0931	3,527,924	8.64
Granted	76,665,380	0.0065	7.7632
Forfeited	(7,937,140)	0.0065	5.7059
Outstanding as of December 31, 2019	698,321,100	0.0065	2.6745	6,598,087	7.83
Granted	41,350,000	0.0065	14.5801
Forfeited	(8,620,000)	0.0065	5.7091
Outstanding as of December 31, 2020	731,051,100	0.0065	3.1775	32,466,710	6.94
Vested and expected to vest as of December 31, 2020	731,051,100	0.0065	3.1775	32,466,710	6.94
Exercisable as of December 31, 2020	445,316,410	0.0065	1.7667	19,776,947	6.38